Pension Plans and Similar Obligations - Sensitivity Analysis (Details) - Discount rate - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans and Similar Obligations
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Present value of the DBO if discount rate was 50 basis points higher	€ 1,617	€ 1,353	€ 1,277
Present value of the DBO if discount rate was 50 basis points lower	1,825	1,531	1,446
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	154	126	114
Present value of the DBO if discount rate was 50 basis points lower	159	141	123
Germany
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	968	836	806
Present value of the DBO if discount rate was 50 basis points lower	1,090	940	912
Foreign
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	495	391	357
Present value of the DBO if discount rate was 50 basis points lower	€ 576	€ 450	€ 411